DISCONTINUED OPERATIONS (Details)	1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Disposal Group, Including Discontinued Operation, Consideration				¥ 1,693,200,000				$ 250,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			¥ 1,007,884,060	1,007,884,060	$ 145,165,499
Discontinued Operation, Tax Effect of Discontinued Operation			¥ 54,466,059	¥ 54,466,059	7,844,744	¥ 11,329,810	¥ 1,058,939
Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage	55.00%		55.00%
Jiangxi Jinko Engineering [Member]
Equity Method Investment, Ownership Percentage				55.00%				55.00%
Equity Method Investment, Amount Sold	$ 250,000,000	$ 250,000,000
Treasury Stock Value Acquired Cost Method					225,000,000
Discontinued Operation, Tax Effect of Discontinued Operation | ¥				¥ 54,466,059
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation | ¥				¥ 39,952,408
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage				45.00%				45.00%
Equity Method Investment, Amount Sold					$ 225,000,000